Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Sep. 30, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes Integrated [Text Block]	We have established policies and processes for assessing, identifying, and managing material risks from cybersecurity threats and have integrated these processes into our overall risk management systems and processes.
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

We have established policies and processes for assessing, identifying, and managing material risks from cybersecurity threats and have integrated these processes into our overall risk management systems and processes. We routinely assess material risks from cybersecurity threats that may result in adverse effects on the confidentiality, integrity, or availability of their information systems or any information residing therein.

We conduct risk assessments to identify cybersecurity threats in accordance with the Cybersecurity Law and Data Security Law of the PRC and our relevant procedures and policies. We conduct quarterly and monthly security inspections of, including but not limited to, network boundary security protection, wireless network security protection, network security protection and server inspection. If any existing or potential vulnerabilities, suspicious activities or potential risks are identified during the security inspection, the IT Department will scan the subject system and identify the particular network vulnerability, analyze the potential internal and external risks and review the sufficiency of existing policies, procedures and safeguards in place. The IT Department will implement remedial actions, including but not limited to, modifying, repairing or updating subject program or software, installing and maintaining safeguards, improving data classification, updating access control and encryption standards, amending existing procedures, policies or emergency response protocols and conducting security training.

As part of the overall risk management strategies, we also conduct cybersecurity trainings for our employees.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	We routinely assess material risks from cybersecurity threats that may result in adverse effects on the confidentiality, integrity, or availability of their information systems or any information residing therein.

We conduct risk assessments to identify cybersecurity threats in accordance with the Cybersecurity Law and Data Security Law of the PRC and our relevant procedures and policies. We conduct quarterly and monthly security inspections of, including but not limited to, network boundary security protection, wireless network security protection, network security protection and server inspection. If any existing or potential vulnerabilities, suspicious activities or potential risks are identified during the security inspection, the IT Department will scan the subject system and identify the particular network vulnerability, analyze the potential internal and external risks and review the sufficiency of existing policies, procedures and safeguards in place. The IT Department will implement remedial actions, including but not limited to, modifying, repairing or updating subject program or software, installing and maintaining safeguards, improving data classification, updating access control and encryption standards, amending existing procedures, policies or emergency response protocols and conducting security training.

As part of the overall risk management strategies, we also conduct cybersecurity trainings for our employees.